Provisions - Environmental, litigation in progress and third-party liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2023 USD ($)
Other provisions [abstract]
Non-current provisions	$ 22,124	$ 19,970
Current provisions	145,327	122,757
Environmental rehabilitation
Other provisions [abstract]
Non-current provisions	168	174
Current provisions	1,396	1,909
Provision for Litigation
Other provisions [abstract]
Current provisions	$ 5,574
Provision for Litigation | Globe Metallurgical Inc
Other provisions [abstract]
Number of employees impacted | employee	2
Current provisions	$ 18,000
Provision for Litigation | FerroPem, S.A.S.
Other provisions [abstract]
Current provisions	955	611
Provisions for third-party liability
Other provisions [abstract]
Non-current provisions	$ 5,960	$ 10,596